Summary - Invesco Van Kampen Corporate Bond Fund, Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Van Kampen Corporate Bond Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Corporate Bond Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return Before Taxes			3.61%	4.58%	5.27%		Sep. 23, 1971
Return Before Taxes Class B, Invesco Van Kampen Corporate Bond Fund	Class B shares: Inception (09/28/1992)					3.20%	4.64%	5.17%		Sep. 28, 1992
Return Before Taxes Class C, Invesco Van Kampen Corporate Bond Fund	Class C shares: Inception (08/30/1993)					7.02%	4.87%	5.04%		Aug. 30, 1993
Return Before Taxes Class R, Invesco Van Kampen Corporate Bond Fund	Class R shares: Inception (06/06/2011)	[1]				8.43%	5.34%	5.52%		Jun. 06, 2011
Return Before Taxes Class Y, Invesco Van Kampen Corporate Bond Fund	Class Y shares: Inception (08/12/2005)					9.29%	5.90%		5.57%	Aug. 12, 2005
Return After Taxes on Distributions Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return After Taxes on Distributions			1.81%	2.73%	3.28%		Sep. 23, 1971
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen Corporate Bond Fund	Class A shares: Inception (09/23/1971)		Return After Taxes on Distributions and Sale of Fund Shares			2.32%	2.79%	3.28%		Sep. 23, 1971
Barclays Capital U.S. Credit Index			Barclays Capital U.S. Credit Index	[2]	(reflects no deductions for fees, expenses or taxes)	8.47%	5.98%	6.55%
Barclays Capital US Corp INV Bd Index			Barclays Capital US Corp INV Bd Index	[2]	(reflects no deductions for fees, expenses or taxes)	9.00%	6.05%	6.57%
Lipper BBB Rated Funds Index			Lipper BBB Rated Funds Index			10.46%	5.57%	5.96%
[1]	Class R shares' performance shown is that of Class A shares of the Fund's (and the predecessor fund's) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After —tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”